Balance Sheets - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Current Assets
Prepaid expenses		$ 5,000
Current assets under discontinued operations				12,408
Total Current Assets		5,000		12,408
Non-Current assets under discontinued operations				6,020
Total Non-Current Assets				6,020
Total Assets		5,000		18,428
Current Liabilities
Account payable		3,896
Amount due to related party	32,440	22,547	2,500
Other payables and accrued expenses	38,426
Current liabilities under discontinued operations				21,496
Total Current Liabilities	70,866	26,443	2,500	21,496
Total Liabilities	70,866	26,443	2,500	21,496
COMMITMENTS AND CONTINGENCIES
Stockholder's Deficit
Preferred stock, par value $0.001;100,000,000 shares authorized and 0 outstanding;
Common stock, par value $0.001; 700,000,000 shares authorized, 2,734,900 issued and outstanding as of 12/31/2018 and 2017, 6/30/2018 and 6/30/2017	2,735	2,735	2,735	2,735
Additional paid in capital	37,734	37,734	37,734	21,267
Accumulated deficit	(111,335)	(61,912)	(42,969)	(27,070)
Total Stockholder's Deficit	(70,866)	(21,443)	(2,500)	(3,068)
Total Liabilities and Stockholder's Deficit		$ 5,000		$ 18,428